Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

A summary of the Group’s cash and cash equivalents as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Cash at bank and in hand	$3,778,480	$2,467,824
Credit card receivables	25,464	21,848
Total	$3,803,944	$2,489,672